Obligations Under Capital Leases (Tables)	12 Months Ended
Dec. 31, 2016
Obligations under capital leases [Abstract]
Schedule of Capital Lease Obligations
	31-Dec-16						31-Dec-15
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
Present
							value of the	Total
	Present value of the						minimum	minimum
	minimum lease		Total minimum				lease	lease
	payments		lease payments		Interest		payment	payments	Interest

Within 1 year	-	-	-	-	-	-	302	304	2
After 1 year but within 2 years -	-	-	-	-	-	-	-	-	-
After 2 years but within 3 years -	-	-	-	-	-	-	-	-	-
After 3 years	-	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	302	304	2

Less: balance due within one year classified as current liabilities -	-

Details of obligations under capital leases are as follows:

	December 31,2016	December 31,2015
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum	-	302

	-	302